Schwab Short-Term Bond Market Fund
Schwab Short-Term Bond Market FundTM
Investment objective
The fund seeks high current income by tracking the performance of the Barclays Capital U.S. Government/Credit: 1-5 Years Index.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Schwab Bond Funds Schwab Short-Term Bond Market Fund
Shareholder fees (fees paid directly from your investment)	none

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Schwab Bond Funds Schwab Short-Term Bond Market Fund
Management fees		0.30%
Distribution (12b-1) fees		none
Other expenses		0.32%
Total annual fund operating expenses		0.62%
Less expense reduction		(0.33%)
Total annual fund operating expenses after expense reduction	[1]	0.29%
[1]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.29% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment
Expense Example (USD $)	1 year	3 years	5 years	10 years
Schwab Bond Funds Schwab Short-Term Bond Market Fund	30	93	163	368

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 94% of the average value of its portfolio.
Principal investment strategies

To pursue its goal, the fund primarily invests in a diversified portfolio of debt instruments that is designed to track the performance of the Barclays Capital U.S. Government/Credit: 1-5 Years Index. The fund uses the index as a guide in structuring the fund’s portfolio and selecting its investments. However, the fund is not required to invest any percentage of its assets in the securities represented in the index. Under normal circumstances, the dollar-weighted average maturity of the fund’s portfolio is not expected to exceed three years.

The fund normally invests at least 80% of its net assets in debt instruments of varying maturities. The fund will notify its shareholders at least 60 days before changing this policy. The fund invests primarily in investment grade instruments. The fund may invest in fixed-, variable- or floating-rate debt instruments. The fund also may invest in debt instruments of domestic and foreign issuers.

The fund may also invest in derivative instruments, principally futures contracts. The fund typically uses futures as a substitute for taking a position in the underlying asset or as a part of a strategy designed to reduce exposure to other risks.

The fund may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower fund performance and increase the likelihood of capital gain distributions.

Principal risks

The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:

Market Risk. Bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

Investment Style Risk. The fund invests in securities of the short-term bond market, as measured by the index. The fund is designed to follow the performance of the index during upturns as well as downturns. As a result, the fund will not take steps to reduce market exposure or lessen the effects of a declining market.

Tracking Error Risk. The fund is designed to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant. For example, the fund is not required to invest any percentage of its assets in securities represented in its benchmark index and may not invest in certain securities in the benchmark index, or match the securities’ weightings to the benchmark, due to regulatory, operational, custodial or liquidity constraints; corporate transactions; asset valuations; transaction costs and timing; tax considerations; and index rebalancing, which may result in tracking error.

Interest Rate Risk. Interest rates will rise and fall over time. During periods when interest rates are low, the fund’s yield and total return also may be low. Changes in interest rates also may affect the fund’s share price: a sharp rise in interest rates could cause the fund’s share price to fall. The longer the fund’s duration, the more sensitive to interest rate movements its share price is likely to be.

Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.

Liquidity Risk. A particular investment may be difficult to purchase or sell. The fund may be unable to sell a security at an advantageous time or price.

Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the fund.

Foreign Investment Risk. The fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

Lack of Governmental Insurance or Guarantee. An investment in the fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

For more information on the risks of investing in the fund please see the “Fund details” section in the prospectus.

Performance
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabfunds.com/prospectus.
Annual total returns (%) as of 12/31

Best quarter: 3.87% Q3 2001 Worst quarter: (1.58%) Q1 2008 Year-to-date performance (non-annualized and pre-tax) as of 9/30/11: 2.33%
Average annual total returns (%) as of 12/31/10
Average Annual Total Returns Schwab Bond Funds Schwab Short-Term Bond Market Fund	Column	Index No Deduction for Fees, Expenses, Taxes [Text]	Label	1 year	5 years	10 years
Before taxes			Before taxes	3.57%	1.88%	3.02%
After taxes on distributions			After taxes on distributions	2.98%	0.60%	1.64%
After taxes on distributions and sale of shares			After taxes on distributions and sale of shares	2.32%	0.86%	1.76%
Barclays Capital U.S. Government/Credit: 1-5 Years Index	Comparative Index	(reflects no deduction for expenses or taxes)	Barclays Capital U.S. Government/Credit: 1-5 Years Index	4.08%	5.05%	4.88%

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, IRA or other tax-advantaged account.
Schwab Total Bond Market Fund
Schwab Total Bond Market FundTM
Investment objective
The fund seeks high current income by tracking the performance of the Barclays Capital U.S. Aggregate Bond Index.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Schwab Bond Funds Schwab Total Bond Market Fund
Shareholder fees (fees paid directly from your investment)	none

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Schwab Bond Funds Schwab Total Bond Market Fund
Management fees		0.26%
Distribution (12b-1) fees		none
Other expenses		0.33%
Total annual fund operating expenses		0.59%
Less expense reduction		(0.30%)
Total annual fund operating expenses after expense reduction	[1]	0.29%
[1]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.29% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees. The investment adviser and its affiliates have agreed to advance the fund certain litigation expenses in connection with certain legal matters (excluding amounts paid in connection with judgments and settlements) to the extent necessary to maintain these expense limitations. These advances are subject to repayment by the fund to the extent the litigation expenses are subsequently paid or reimbursed to the fund by its insurance carriers.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment
Expense Example (USD $)	1 year	3 years	5 years	10 years
Schwab Bond Funds Schwab Total Bond Market Fund	30	93	163	368

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 166% of the average value of its portfolio.
Principal investment strategies

To pursue its goal, the fund primarily invests in a diversified portfolio of debt instruments that is designed to track the performance of the Barclays Capital U.S. Aggregate Bond Index. The fund uses the index as a guide in structuring the fund’s portfolio and selecting its investments. However, the fund is not required to invest any percentage of its assets in the securities represented in the index.

The fund normally invests at least 80% of its net assets in debt instruments of varying maturities. The fund will notify its shareholders at least 60 days before changing this policy. The fund invests primarily in investment grade instruments. The fund may invest in fixed-, variable- or floating-rate debt instruments. The fund also may invest in debt instruments of domestic and foreign issuers, including mortgage-backed or asset-backed securities.

The fund may also invest in derivative instruments, principally futures contracts. The fund typically uses futures as a substitute for taking a position in the underlying asset or as a part of a strategy designed to reduce exposure to other risks.

The fund may lend its securities to certain financial institutions to earn additional income. The fund also may seek to obtain market exposure to the instruments in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as mortgage dollar rolls). Mortgage dollar rolls are transactions in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to repurchase similar securities in the future at a predetermined price.

The fund may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower fund performance and increase the likelihood of capital gain distributions.

Principal risks

The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:

Market Risk. Bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

Investment Style Risk. The fund invests in securities of the bond market, as measured by the index. The fund is designed to follow the performance of the index during upturns as well as downturns. As a result, the fund will not take steps to reduce market exposure or lessen the effects of a declining market.

Tracking Error Risk. The fund is designed to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant. For example, the fund is not required to invest any percentage of its assets in securities represented in its benchmark index and may not invest in certain securities in the benchmark index, or match the securities’ weightings to the benchmark, due to regulatory, operational, custodial or liquidity constraints; corporate transactions; asset valuations; transaction costs and timing; tax considerations; and index rebalancing, which may result in tracking error.

Interest Rate Risk. Interest rates will rise and fall over time. During periods when interest rates are low, the fund’s yield and total return also may be low. Changes in interest rates also may affect the fund’s share price: a sharp rise in interest rates could cause the fund’s share price to fall. The longer the fund’s duration, the more sensitive to interest rate movements its share price is likely to be.

Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.

Liquidity Risk. A particular investment may be difficult to purchase or sell. The fund may be unable to sell a security at an advantageous time or price.

Prepayment and Extension Risk. The fund’s investments are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.

Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the fund.

Foreign Investment Risk. The fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

Mortgage Dollar Rolls Risk. Mortgage dollar rolls are transactions in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to repurchase similar securities in the future at a predetermined price. The fund’s mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.

Leverage Risk. Certain fund transactions, such as derivatives and mortgage dollar rolls, may give rise to a form of leverage and may expose the fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. The use of leverage may cause the fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Lack of Governmental Insurance or Guarantee. An investment in the fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

For more information on the risks of investing in the fund please see the “Fund details” section in the prospectus.

Performance
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabfunds.com/prospectus.
Annual total returns (%) as of 12/31

Best quarter: 4.36% Q3 2001 Worst quarter: (2.20%) Q1 2008 Year-to-date performance (non-annualized and pre-tax) as of 9/30/11: 6.30%
Average annual total returns (%) as of 12/31/10
Average Annual Total Returns Schwab Bond Funds Schwab Total Bond Market Fund	Column	Index No Deduction for Fees, Expenses, Taxes [Text]	Label	1 year	5 years	10 years
Before taxes			Before taxes	6.00%	3.00%	4.33%
After taxes on distributions			After taxes on distributions	4.83%	1.42%	2.53%
After taxes on distributions and sale of shares			After taxes on distributions and sale of shares	3.89%	1.63%	2.64%
Barclays Capital U.S. Aggregate Bond Index	Comparative Index	(reflects no deduction for expenses or taxes)	Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.84%

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, IRA or other tax-advantaged account.
Schwab GNMA Fund
Schwab GNMA FundTM
Investment objective
The fund seeks high current income consistent with preservation of capital.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Schwab Bond Funds Schwab GNMA Fund
Shareholder fees (fees paid directly from your investment)	none

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Schwab Bond Funds Schwab GNMA Fund
Management fees		0.30%
Distribution (12b-1) fees		none
Other expenses		0.31%
Total annual fund operating expenses		0.61%
Less expense reduction		(0.06%)
Total annual fund operating expenses after expense reduction	[1]	0.55%
[1]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.55% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment
Expense Example (USD $)	1 year	3 years	5 years	10 years
Schwab Bond Funds Schwab GNMA Fund	56	176	307	689

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 641% of the average value of its portfolio.
Principal investment strategies

To pursue its goal, the fund normally invests at least 80% of its net assets in Government National Mortgage Association (GNMA) securities. The fund will notify its shareholders at least 60 days before changing this policy. In addition to GNMA securities, the fund may invest in securities issued by the U.S. government or its other agencies and instrumentalities such as the Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and Federal Home Loan Banks (FHLBs).

The fund may also invest in mortgage-backed and asset-backed securities, collateralized mortgage obligations, repurchase agreements, and commercial paper. The fund also may invest in derivative instruments, principally futures contracts. The fund typically uses futures as a substitute for taking a position in the underlying asset or as part of a strategy designed to reduce exposure to other risks. The fund is not subject to any maturity or duration restrictions. The fund also may seek to obtain market exposure to the instruments in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques, such as mortgage dollar rolls.

For temporary defensive purposes during unusual market conditions, the fund may invest up to 100% of its assets in cash, cash equivalents or other high quality short-term investments. When the fund engages in such activities, the fund would not be pursuing its investment strategy and, as a result, it may not achieve its investment goal.

The fund may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower fund performance and increase the likelihood of capital gain distributions.

Principal risks

The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:

Market Risk. Bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

Management Risk. As with all actively managed funds, the strategies of the fund’s investment adviser may not achieve their desired results. Poor securities selection or a focus on securities in a particular sector may cause the fund to underperform its benchmark or other funds with a similar investment objective.

Interest Rate Risk. Interest rates will rise and fall over time. During periods when interest rates are low, the fund’s yield and total return also may be low. Changes in interest rates also may affect the fund’s share price: a sharp rise in interest rates could cause the fund’s share price to fall. The longer the fund’s duration, the more sensitive to interest rate movements its share price is likely to be.

Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.

Liquidity Risk. A particular investment may be difficult to purchase or sell. The fund may be unable to sell a security at an advantageous time or price.

Prepayment and Extension Risk. The fund’s investments are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.

Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the fund.

Mortgage Dollar Rolls Risk. Mortgage dollar rolls are transactions in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to repurchase similar securities in the future at a predetermined price. The fund’s mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.

Leverage Risk. Certain fund transactions, such as derivatives and mortgage dollar rolls, may give rise to a form of leverage and may expose the fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. The use of leverage may cause the fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Lack of Governmental Insurance or Guarantee. An investment in the fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

For more information on the risks of investing in the fund please see the “Fund details” section in the prospectus.

Performance
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabfunds.com/prospectus. On August 10, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund, and the fund no longer offers multiple classes of shares. The performance history of the fund is that of the fund’s former Select Shares. Accordingly, the past performance information of the fund’s former Select Shares is shown below.
Annual total returns (%) as of 12/31

Best quarter: 3.54% Q4 2007 Worst quarter: (1.14%) Q2 2004 Year-to-date performance (non-annualized and pre-tax) as of 9/30/11: 6.41%
Average annual total returns (%) as of 12/31/10
Average Annual Total Returns Schwab Bond Funds Schwab GNMA Fund	Column	Index No Deduction for Fees, Expenses, Taxes [Text]	Label	1 year	5 years	Since Inception	Inception Date
Before taxes			Before taxes	5.61%	5.81%	4.62%	Mar. 03, 2003
After taxes on distributions			After taxes on distributions	4.17%	4.19%	3.08%	Mar. 03, 2003
After taxes on distributions and sale of shares			After taxes on distributions and sale of shares	3.65%	4.01%	3.03%	Mar. 03, 2003
Barclays Capital GNMA Index	Comparative Index	(reflects no deduction for expenses or taxes)	Barclays Capital GNMA Index	6.67%	6.29%	5.23%	Mar. 03, 2003

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, IRA or other tax-advantaged account.
Schwab Treasury Inflation Protected Securities Fund
Schwab® Treasury Inflation Protected Securities Fund
Investment objective
The fund seeks to provide total return and inflation protection.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Schwab Bond Funds Schwab Treasury Inflation Protected Securities Fund
Shareholder fees (fees paid directly from your investment)	none

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Schwab Bond Funds Schwab Treasury Inflation Protected Securities Fund
Management fees		0.30%
Distribution (12b-1) fees		none
Other expenses		0.33%
Total annual fund operating expenses		0.63%
Less expense reduction		(0.34%)
Total annual fund operating expenses after expense reduction	[1]	0.29%
[1]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.29% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment
Expense Example (USD $)	1 year	3 years	5 years	10 years
Schwab Bond Funds Schwab Treasury Inflation Protected Securities Fund	30	93	163	368

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 37% of the average value of its portfolio.
Principal investment strategies

To pursue its goal, the fund normally invests at least 80% of its net assets in Treasury inflation-protected fixed income securities. The fund will notify its shareholders at least 60 days before changing this policy.

Inflation-protected securities are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest paid on the bond is adjusted to track changes (up or down) in an official inflation measure. The U.S. Treasury, the largest domestic issuer of inflation-protected securities (i.e., Treasury Inflation Protected Securities (TIPS)), currently uses the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for all Urban Consumers (CPI-U), published monthly by the Bureau of Labor Statistics as its inflation measure. Inflation protected bonds issued by U.S. corporations are generally adjusted to reflect a comparable measure of inflation determined by that government or corporation.

The fund may invest in inflation-protected fixed income securities of any type, including those issued by the U.S. Government and its agencies and instrumentalities and U.S. corporations. The fund may invest in inflation-protected fixed income securities with effective or final maturities of any length. The fund also may invest in derivative instruments, principally futures contracts, and may lend its securities to certain financial institutions to earn additional income. The fund typically uses futures as a substitute for taking a position in the underlying security or as part of an overall strategy designed to reduce the fund’s risk exposure. In addition, the fund may invest in other financial instruments or use other investment techniques to seek to obtain market exposure to the securities in which it may invest.

For temporary defensive purposes during unusual market conditions, the fund may invest up to 100% of its assets in cash, cash equivalents or other high quality short-term investments. When the fund engages in such activities, the fund would not be pursuing its investment strategy and, as a result, it may not achieve its investment goal.

The fund may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower fund performance and increase the likelihood of capital gain distributions.

Principal risks

The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:

Market Risk. Bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

Management Risk. As with all actively managed funds, the strategies of the fund’s investment adviser may not achieve their desired results. Poor securities selection or a focus on securities in a particular sector may cause the fund to underperform its benchmark or other funds with a similar investment objective.

Inflation Protected Security Risk. The value of inflation-protected securities, including Treasury Inflation Protected Securities (TIPS), generally will fluctuate in response to changes in “real” interest rates. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. The value of an inflation-protected security generally decreases when real interest rates rise and generally increase when real interest rates fall. In addition, the principal value of an inflation-protected security is periodically adjusted up or down along with the rate of inflation. If the measure of inflation falls, the principal value of the inflation-protected security will be adjusted downwards, and consequently, the interest payable on the security will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed by the United States Treasury in the case of TIPS. For securities that do not provide a similar guarantee, the adjusted principal value of the security to be repaid at maturity is subject to credit risk.

Interest Rate Risk. Interest rates will rise and fall over time. During periods when interest rates are low, the fund’s yield and total return also may be low. Changes in interest rates also may affect the fund’s share price: a sharp rise in interest rates could cause the fund’s share price to fall. The longer the fund’s duration, the more sensitive to interest rate movements its share price is likely to be.

Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.

Liquidity Risk. A particular investment may be difficult to purchase or sell. The fund may be unable to sell a security at an advantageous time or price.

Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the fund.

Leverage Risk. Certain fund transactions, such as derivatives, may give rise to a form of leverage and may expose the fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. The use of leverage may cause the fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Lack of Governmental Insurance or Guarantee. An investment in the fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

For more information on the risks of investing in the fund please see the “Fund details” section in the prospectus.

Performance
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabfunds.com/prospectus. On August 10, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund, and the fund no longer offers multiple classes of shares. The performance history of the fund is that of the fund’s former Select Shares. Accordingly, the past performance information of the fund’s former Select Shares is shown below.
Annual total returns (%) as of 12/31

Best quarter: 5.12% Q1 2008 Worst quarter: (3.53%) Q3 2008 Year-to-date performance (non-annualized and pre-tax) as of 9/30/11: 9.98%
Average annual total returns (%) as of 12/31/10
Average Annual Total Returns Schwab Bond Funds Schwab Treasury Inflation Protected Securities Fund	Column	Index No Deduction for Fees, Expenses, Taxes [Text]	Label	1 year	Since Inception	Inception Date
Before taxes			Before taxes	5.82%	5.36%	Mar. 31, 2006
After taxes on distributions			After taxes on distributions	4.79%	4.01%	Mar. 31, 2006
After taxes on distributions and sale of shares			After taxes on distributions and sale of shares	3.78%	3.79%	Mar. 31, 2006
Barclays Capital U.S. TIPS Index	Comparative Index	(reflects no deduction for expenses or taxes)	Barclays Capital U.S. TIPS Index	6.31%	6.14%	Mar. 31, 2006

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, IRA or other tax-advantaged account.
Schwab Premier Income Fund
Schwab® Premier Income Fund
Investment objective
The fund seeks high current income and may also seek capital appreciation.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Schwab Bond Funds Schwab Premier Income Fund
Redemption fee (as a % of the amount sold or exchanged within 30 days of purchase)	2.00%

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Schwab Bond Funds Schwab Premier Income Fund
Management fees		0.30%
Distribution (12b-1) fees		none
Other expenses		0.31%
Total annual fund operating expenses	[1]	0.61%
[1]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.63% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment
Expense Example (USD $)	1 year	3 years	5 years	10 years
Schwab Bond Funds Schwab Premier Income Fund	62	195	340	762

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 294% of the average value of its portfolio.
Principal investment strategies

The fund invests primarily in fixed income instruments issued by U.S., non-U.S., and emerging market governments, governmental agencies, companies and entities and supranational entities of varying sectors, credit quality and maturities (bonds). The fund may also invest in income producing and non-income producing equity instruments (equities) issued by U.S., non-U.S. and emerging market companies and entities. The fund may invest all of its assets in a single country or in a small number of countries. The fund may invest in bonds and equities denominated in non-U.S. and emerging market currencies on a currency hedged or unhedged basis.

The fund may invest in fixed, variable or floating rate bonds of any kind, including, without limitation, government and agency bonds, corporate bonds, commercial and residential mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, corporate loans, hybrid securities, and preferred securities. The fund may invest in investment-grade and below investment-grade bonds (sometimes called junk bonds) or their unrated equivalents as determined by the investment adviser and may invest all of its assets in either ratings category. The fund may invest in bonds having ultra-short, short, intermediate and long term maturities and may invest all of its assets in a single maturity category.

The fund may invest in equities of any kind, including, without limitation, common and preferred stocks, rights and warrants to purchase stocks, depository receipts, real estate investment trusts (REITs), exchange traded funds (ETFs) and other investment companies. The fund may invest in micro-cap, small-cap, mid-cap and large-cap equities and may invest all of its assets in a single market capitalization category.

The fund also may invest all of its assets in derivatives of any kind, including, without limitation, futures contracts, and mortgage dollar rolls. The fund typically uses derivatives as a substitute for taking a position in the underlying asset or as a strategy designed to reduce exposure to other risks.

The fund selects investments across and within various market sectors based on the investment adviser’s assessment of economic, market, political and industry conditions and analysis of each issuer. In making this determination, the investment adviser may consider a variety of factors that it determines to be relevant from time to time, such as projected interest rate movements, volatility forecasts, technical data, industry cycles, political events and the issuer’s financial condition, earning estimates, management and industry position.

The fund may hold all of its assets in cash, cash equivalents and other short-term investments for temporary or defensive purposes. The fund may utilize such tactics when the investment adviser believes that market or economic or political conditions are unfavorable for investors. Under such circumstances, the fund may not achieve its investment objective.

Principal risks

The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:

Market Risk. Bond and equities markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

Management Risk. As with all actively managed funds, the strategies of the fund’s investment adviser may not achieve their desired results. Poor securities selection or a focus on securities in a particular sector may cause the fund to underperform its benchmark or other funds with a similar investment objective.

Interest Rate Risk. Interest rates will rise and fall over time. During periods when interest rates are low, the fund’s yield and total return also may be low. Changes in interest rates also may affect the fund’s share price: a sharp rise in interest rates could cause the fund’s share price to fall. The longer the fund’s duration, the more sensitive to interest rate movements its share price is likely to be.

Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.

Liquidity Risk. A particular investment may be difficult to purchase or sell. The fund may be unable to sell illiquid securities at an advantageous time or price.

Currency Risk. As result of the fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the fund would be adversely affected.

Convertible Securities Risk. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Prepayment and Extension Risk. The fund’s investments are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.

High Yield Risk. High yield securities and unrated securities of similar credit quality (sometimes called junk bonds) that the fund may invest in are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Foreign Investment Risk. The fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

Emerging Market Risk. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the fund’s investments in emerging market countries.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

REITs Risk. The fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks, for example, REITs, are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences on the fund. In addition, REITs have their own expenses, and the fund will bear a proportionate share of those expenses.

Exchange Traded Fund (ETF) Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

Derivatives Risk. Examples of derivatives are options, futures, options on futures, swaps and warrants. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the fund.

Mortgage Dollar Rolls Risk. Mortgage dollar rolls are transactions in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to repurchase similar securities in the future at a predetermined price. The fund’s mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.

Leverage Risk. Certain fund transactions, such as derivatives and mortgage dollar rolls, may give rise to a form of leverage and may expose the fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. The use of leverage may cause the fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Lack of Governmental Insurance or Guarantee. An investment in the fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

For more information on the risks of investing in the fund please see the “Fund details” section in the prospectus.

Performance
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabfunds.com/prospectus. On August 10, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund, and the fund no longer offers multiple classes of shares. The performance history of the fund is that of the fund’s former Select Shares. Accordingly, the past performance information of the fund’s former Select Shares is shown below.
Annual total returns (%) as of 12/31

Best quarter: 6.04% Q3 2009 Worst quarter: (1.70%) Q4 2008 Year-to-date performance (non-annualized and pre-tax) as of 9/30/11: 4.66%
Average annual total returns (%) as of 12/31/10
Average Annual Total Returns Schwab Bond Funds Schwab Premier Income Fund	Column	Index No Deduction for Fees, Expenses, Taxes [Text]	Label	1 year	Since Inception	Inception Date
Before taxes			Before taxes	7.65%	6.98%	Oct. 31, 2007
After taxes on distributions			After taxes on distributions	6.07%	4.81%	Oct. 31, 2007
After taxes on distributions and sale of shares			After taxes on distributions and sale of shares	4.98%	4.67%	Oct. 31, 2007
Barclays Capital U.S. Aggregate Intermediate Bond Index	Comparative Index	(reflects no deduction for expenses or taxes)	Barclays Capital U.S. Aggregate Intermediate Bond Index	6.15%	6.06%	Oct. 31, 2007

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, IRA or other tax-advantaged account.